Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 8 - EMPLOYEE BENEFIT PLANS

The Company has a defined contributory profit-sharing plan which includes provisions of a 401(k) plan. The plan permits employees to make pre-tax contributions up to 15% of the employee's compensation. The amount of contributions to the plan, including matching contributions, is at the discretion of the Board of Directors. All employees over the age of 21 are eligible to participate in the plan after one year of employment. Employee contributions are vested at all times, and any Company contributions are fully vested after five years. The Company's contributions are expensed as the cost is incurred, funded currently, and amounted to $424,000, $398,000 and $342,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has a non-qualified supplemental executive retirement plan for the benefit of certain executive officers. At December 31, 2012 and 2011, other liabilities include $1,470,000 and $1,472,000 accrued under the Plan. Compensation expense includes approximately $120,000, $116,000 and $115,000 relating to the supplemental executive retirement plan for 2012, 2011 and 2010, respectively. To fund the benefits under this plan, the Company is the owner of single premium life insurance policies on participants in the non-qualified retirement plan. At December 31, 2012 and 2011, the cash value of these policies was $15,357,000 and $11,887,000, respectively.

            The Company provides post retirement benefits in the form of split-dollar life arrangements to employees who meet the eligibility requirements.

            The net periodic post retirement benefit expense included in salaries and employee benefits was $43,000 and $44,000 for the years ended December 31, 2012 and 2011, respectively.

            The Company participates in the Pentegra Mulitemployer Defined Benefit Pension Plan as a result of its acquisition of North Penn.  As of December 31, 2012, the Company's Plan was 105% funded, and total contributions made are not more than 5% of the total contributions to the Plan.  The Company's expense related to the Plan was $14,000 in 2012 and $6,000 in 2011.